Note Employee benefits (Accumulated benefit obligation in excess of plan assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 736,082	$ 736,140
Accumulated benefit obligation	736,082	736,140
Fair value of plan assets	665,235	612,283
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	42,576	40,773
Accumulated benefit obligation	42,576	40,773
Fair value of plan assets	$ 31,894	$ 32,131